PAYCHECK PROTECTION PROGRAM LOAN - Additional Information (Details) - Vectra - SBA PPP - USD ($)		6 Months Ended	12 Months Ended
	Apr. 17, 2020	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Outstanding loan balance		$ 193,200	$ 193,200
Accrued interest			$ 1,366
Unsecured Debt
Debt Instrument [Line Items]
Proceeds from issuance of debt	$ 193,200
Debt instrument, term	2 years
Debt Instrument Maturity Date	Apr. 17, 2022
Debt instrument, payment terms	Interest accrues on the loan beginning with the initial disbursement; however, payments of principal and interest are deferred until Vectra’s determination of the amount of forgiveness applied for by the Company is approved by the SBA. If the Company does not apply for forgiveness within 10 months after the last day of the covered period (defined, at the Company’s election as 24 weeks), such payments will be due that month.	Interest accrues on the loan beginning with the initial disbursement; however, payments of principal and interest are deferred until Vectra’s determination of the amount of forgiveness applied for by the Company is approved by the SBA. If the Company does not apply for forgiveness within 10 months after the last day of the covered period (defined, at the Company’s election as 24 weeks), such payments will be due that month.	Interest accrues on the loan beginning with the initial disbursement; however, payments of principal and interest are deferred until Vectra’s determination of the amount of forgiveness applied for by the Company is approved by the SBA. If the Company does not apply for forgiveness within 10 months after the last day of the covered period (defined, at the Company’s election as 24 weeks), such payments will be due that month.